Reserve Quantity Information (Parenthetical) (Detail) (Natural Gas Equivalent [Member])	Dec. 31, 2013 MMcfe		Dec. 31, 2012 MMcfe		Dec. 31, 2011 MMcfe
Noncontrolling Interest [Member]
Reserve Quantities [Line Items]
End of year	41,077		67,135
MRD [Member]
Reserve Quantities [Line Items]
End of year	1,125,577	[1]	1,059,895	[2]	1,312,533
MRD [Member] | Noncontrolling Interest [Member]
Reserve Quantities [Line Items]
End of year	89,837		476,550
MEMP [Member]
Reserve Quantities [Line Items]
End of year	1,015,105	[3]	1,015,095	[4],[5]	832,913
MEMP [Member] | Common [Member]
Reserve Quantities [Line Items]
End of year			406,324

[1]	Includes reserves of 41,077 MMcfe attributable to noncontrolling interests and the MRD Segment previous owners.
[2]	Includes reserves of 67,135 MMcfe attributable to noncontrolling interests and the MRD Segment previous owners.
[3]	MRD Segment's share of these reserves is 89,837 MMcfe.
[4]	Includes reserves of 406,324 MMcfe attributable to common control acquisitions.
[5]	MRD Segment's share of these reserves is 476,550 MMcfe.